UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY GLOBAL VALUE FUND                               NUMBER OF SHARES           VALUE
--------------------------                               ----------------      --------------
COMMON STOCK
CANADA -- 2.1%
   Precision Drilling Trust                                         7,119      $       59
                                                                               ----------
FRANCE -- 13.9%
   AXA SA(2)                                                        3,626              82
   Electricite de France                                            1,093              64
   France Telecom SA                                                2,429              68
   Technip SA                                                       2,853              88
   Vinci SA                                                         2,358             100
                                                                               ----------
                                                                                      402
                                                                               ----------
GERMANY -- 8.1%
   Bayer AG                                                           889              52
   E.ON AG                                                          1,814              72
   Siemens AG                                                       1,454             110
                                                                               ----------
                                                                                      234
                                                                               ----------
GREECE -- 2.3%
   OPAP SA                                                          2,271              66
                                                                               ----------
IRELAND -- 1.7%
   Allied Irish Banks PLC                                           8,307              20
   CRH PLC                                                          1,142              30
                                                                               ----------
                                                                                       50
                                                                               ----------
JAPAN -- 13.9%
   Fanuc Ltd.                                                       1,000              72
   Honda Motor Co. Ltd.                                             2,600              55
   Sankyo Co. Ltd.                                                  1,000              50
   Shin-Etsu Chemical Co. Ltd.                                        700              32
   Sony Financial Holdings Inc.                                        16              61
   Tokyo Electron Ltd.                                              2,300              81
   Yamaha Motor Co. Ltd.                                            4,700              50
                                                                               ----------
                                                                                      401
                                                                               ----------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY GLOBAL VALUE FUND                               NUMBER OF SHARES           VALUE
--------------------------                               ----------------      --------------
NETHERLANDS -- 7.6%
   Akzo Nobel NV                                                    2,557      $      106
   ASML Holding NV                                                  3,606              65
   ING Groep NV                                                     4,331              48
                                                                               ----------
                                                                                      219
                                                                               ----------
NORWAY -- 1.7%
   Aker Kvaerner ASA                                                7,400              49
                                                                               ----------
SOUTH KOREA -- 2.6%
   Hyundai Heavy Industries(1)                                        461              75
                                                                               ----------
SPAIN -- 3.3%
   Telefonica SA                                                    4,141              94
                                                                               ----------
SWEDEN -- 3.6%
   Atlas Copco AB, Class A                                          4,983              44
   Telefonaktiebolaget LM Ericsson, Class B                         7,354              58
                                                                               ----------
                                                                                      102
                                                                               ----------
SWITZERLAND -- 3.7%
   Credit Suisse Group                                                864              24
   Transocean Ltd.(1)                                                 866              41
   UBS AG(1)                                                        2,908              42
                                                                               ----------
                                                                                      107
                                                                               ----------
UNITED KINGDOM -- 6.9%
   Michael Page International PLC                                   8,752              28
   Rio Tinto PLC                                                    1,037              23
   Royal Bank of Scotland Group PLC                                26,987              20
   Royal Dutch Shell PLC, Class B                                   1,891              49
   Vodafone Group PLC                                              38,579              80
                                                                               ----------
                                                                                      200
                                                                               ----------
UNITED STATES -- 25.7%
   Air Products & Chemicals Inc.                                    1,451              73

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY GLOBAL VALUE FUND                               NUMBER OF SHARES           VALUE
--------------------------                               ----------------      --------------
UNITED STATES - (CONTINUED)
   Allstate Corp.                                                   2,095      $       69
   Cisco Systems Inc.(1)                                            2,661              43
   Citigroup Inc.                                                   7,397              50
   Dell Inc.(1)                                                     6,237              64
   Harley-Davidson Inc.                                             4,551              77
   MetLife Inc.                                                     2,508              87
   Microsoft Corp.                                                  2,452              48
   Rent-A-Center Inc., Class A(1)                                   3,600              64
   Rockwell Collins Inc.                                            1,912              75
   UnitedHealth Group Inc.                                          3,400              90
                                                                               ----------
                                                                                      740
                                                                               ----------
TOTAL COMMON STOCK
   (COST $4,446) -- 97.1%                                                           2,798
                                                                               ----------
SHORT-TERM INVESTMENT
   Dreyfus Treasury Prime Cash Management, 0.170%**                67,351              67
                                                                               ----------
TOTAL SHORT-TERM INVESTMENT
   (COST $67) -- 2.3%                                                                  67
                                                                               ----------
TOTAL INVESTMENTS -- 99.4%
   (COST $4,513)                                                                    2,865
                                                                               ----------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                                           18
                                                                               ----------
NET ASSETS -- 100.0%                                                           $    2,883
                                                                               ==========

*    Except for share data.

** The rate shown represents the 7-day effective yield as of December 31, 2008.

(1)  Non-income producing security.

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

CAUSEWAY GLOBAL VALUE FUND

At December 31, 2008, the tax basis cost of the Fund's investments was $4,513 and the unrealized appreciation and depreciation were $72 and $(1,720), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus and annual financial statements.

In September 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on October 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at December 31, 2008:

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
DECEMBER 31, 2008

LEVEL 1   LEVEL 2 +   LEVEL 3    TOTAL
-------   ---------   -------   ------
  $907      $1,958      $--     $2,865

+ Represents securities trading primarily outside the United States the values of which were adjusted as a result of significant market movements following the close of local trading.

CCM-QH-003-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Causeway Capital Management Trust


By (Signature and Title)*               /s/ Turner Swan
                                        -----------------------------------
                                        Turner Swan, President

Date: February 23, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Turner Swan
                                        -----------------------------------
                                        Turner Swan, President


Date: February 23, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        -----------------------------------
                                        Michael Lawson, Treasurer


Date: February 23, 2009

* Print the name and title of each signing officer under his or her signature.